Share-Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Feb. 14, 2025	Feb. 13, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Expense (Details) [Line Items]
Terms of Award			Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of New Fold Common Stock as of the Closing (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the Closing and (iii) the number of shares that were subject to awards under the 2019 Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Plan, were initially reserved under the 2025 Plan. As of March 31, 2025, no Offering Period under the 2025 ESPP has been initiated.
Share-Based payment award, description modified	a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of common stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 met the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement.
Service period		48 months
vesting period		1 year
Compensation expense	$ 4.4		$ 5.2	$ 0.0
Unrecognized compensation expense recognized on a straight-line basis			1.99 years
FTAC Emerald [Member]
Share-Based Compensation Expense (Details) [Line Items]
Service period	48 months
vesting period	1 year
Conversion Percentage	82.50%
Compensation expense	$ 4.4
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0
Other Stock Awards [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0
RSUs [Member]
Share-Based Compensation Expense (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)				154,327
RSUs [Member] | FTAC Emerald [Member]
Share-Based Compensation Expense (Details) [Line Items]
RSU awards vested	$ 1.4
Weighted average per share fair value of options, vesting (in Dollars per share)	$ 3.37
Unvested Awards [Member]
Share-Based Compensation Expense (Details) [Line Items]
Compensation expense			$ 5.2
RSA [Member]
Share-Based Compensation Expense (Details) [Line Items]
Material unrecognized compensation expense			$ 0.0	$ 0.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0
2019 Equity Plan [Member]
Share-Based Compensation Expense (Details) [Line Items]
Awards granted in period (in Shares)			0
2025 ESPP [Member]
Share-Based Compensation Expense (Details) [Line Items]
Offering period			no Offering Period